Note 11 - Intangible Assets - MSRs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance, January 1	$ 106,423	$ 101,788
Additions, following the sale of loan	22,335	32,969
Amortization	(14,943)	(15,682)
Prepayments and write-offs	(9,373)	(12,652)
Balance, December 31	$ 104,442	$ 106,423